GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending April 30, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


Janus Worldwide Fund
File No. 811-01879
Form N-30D
Filed via EDGAR and accepted on June 21, 2002
Accession No. 0001012709-02-000919

Janus Fund
File No. 811-01879
Form N-30D
Filed via EDGAR and accepted on June 21, 2002
Accession No. 0001012709-02-000906


Janus Twenty Fund
File No. 811-01879
Form N-30D
Filed via EDGAR and accepted on June 21, 2002
Accession No. 0001012709-02-000917

AIM Blue Chip Fund
File No. 811-01424
Form N-30D
Filed via EDGAR and accepted on July 8, 2002
Accession No. 0000950129-02-003501